Performance Management	May 24, 2024
Portfolio Optimization Conservative Portfolio
Prospectus [Line Items]
Performance Narrative [Text Block]

Portfolio Optimization Conservative Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 65% Bloomberg US Aggregate Bond, 15% S&P 500, 15% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.

Performance Additional Market Index [Text]	The composite benchmark is comprised of 65% Bloomberg US Aggregate Bond, 15% S&P 500, 15% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.
Portfolio Optimization Moderate-Conservative Portfolio
Prospectus [Line Items]
Performance Narrative [Text Block]

Portfolio Optimization Moderate-Conservative Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 50% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 10% ICE BofA U.S. 3-Month T-Bill Indices.

Performance Additional Market Index [Text]	The composite benchmark is comprised of 50% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 10% ICE BofA U.S. 3-Month T-Bill Indices.
Portfolio Optimization Moderate Portfolio
Prospectus [Line Items]
Performance Narrative [Text Block]

Portfolio Optimization Moderate Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 40% S&P 500, 37% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 8% ICE BofA U.S. 3-Month T-Bill Indices.

Performance Additional Market Index [Text]	The composite benchmark is comprised of 40% S&P 500, 37% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 8% ICE BofA U.S. 3-Month T-Bill Indices.
Portfolio Optimization Growth Portfolio
Prospectus [Line Items]
Performance Narrative [Text Block]

Portfolio Optimization Growth Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 55% S&P 500, 20% MSCI EAFE, 17% Bloomberg US Aggregate Bond, and 8% ICE BofA U.S. 3-Month T-Bill Indices.

Performance Additional Market Index [Text]	The composite benchmark is comprised of 55% S&P 500, 20% MSCI EAFE, 17% Bloomberg US Aggregate Bond, and 8% ICE BofA U.S. 3-Month T-Bill Indices.
Portfolio Optimization Aggressive-Growth Portfolio
Prospectus [Line Items]
Performance Narrative [Text Block]

Portfolio Optimization Aggressive-Growth Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 65% S&P 500, 25% MSCI EAFE, 7% ICE BofA U.S. 3-Month T-Bill, and 3% Bloomberg US Aggregate Bond Indices.

Performance Additional Market Index [Text]	The composite benchmark is comprised of 65% S&P 500, 25% MSCI EAFE, 7% ICE BofA U.S. 3-Month T-Bill, and 3% Bloomberg US Aggregate Bond Indices.